Cover Page	Nov. 09, 2026
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	SECURITIZE CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-43379
Entity Tax Identification Number	41-2455527
Entity Address, Address Line One	78 SW 7th Street, Suite 500
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33130
City Area Code	(646)
Local Phone Number	918-5012
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	SECZ
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Central Index Key	0002094496
Amendment Flag	true
Amendment Description	This Amendment No.1 is being filed to correct the date in the signature block of the Original Report